Annual Total Returns		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ocean Park Tactical All Asset Fund | Ocean Park Tactical All Asset Fund Instl Class
Prospectus [Line Items]
Annual Return [Percent]	[1]	5.01%	5.30%	4.29%	(6.57%)	0.70%	4.97%	8.08%	(3.98%)	7.73%	4.21%
Ocean Park Tactical Core Income Fund | Ocean Park Tactical Core Income Fund Instl Class
Prospectus [Line Items]
Annual Return [Percent]	[2]	3.81%	4.29%	4.07%	(4.91%)	0.58%	5.18%	8.19%	(1.03%)	5.88%	6.23%
Ocean Park Tactical Municipal Fund | Ocean Park Tactical Municipal Fund Instl Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[3]	(1.12%)	1.87%	4.15%	(2.98%)	3.20%	4.26%	7.81%
Ocean Park Tactical Bond Fund | Ocean Park Tactical Bond Fund Instl Class Shares
Prospectus [Line Items]
Annual Return [Percent]	[4]	0.22%	6.75%	7.17%	(4.07%)	1.50%	16.02%
Ocean Park Tactical Risk Spectrum 30 Fund | Ocean Park Tactical Risk Spectrum 30 Fund Instl Class
Prospectus [Line Items]
Annual Return [Percent]	[5]	5.80%	6.70%	5.49%
Ocean Park Tactical Risk Spectrum 50 Fund | Ocean Park Tactical Risk Spectrum 50 Fund Instl Class
Prospectus [Line Items]
Annual Return [Percent]	[6]	6.09%	7.85%	7.14%	(9.69%)
Ocean Park Tactical Risk Spectrum 70 Fund | Ocean Park Tactical Risk Spectrum 70 Fund Instl Class
Prospectus [Line Items]
Annual Return [Percent]	[7]	6.07%	8.32%
Ocean Park Tactical Core Growth Fund | Ocean Park Tactical Core Growth Fund Instl Shares
Prospectus [Line Items]
Annual Return [Percent]	[8]	7.55%	0.14%

[1]	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[2]	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes have different expenses.
[3]	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes have different expenses.
[4]	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[5]	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[6]	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[7]	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[8]	The returns are for Institutional Class, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.